Annual Total Returns - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 25, 2018
Annual Return 2019	9.87%
Annual Return 2020	9.05%
Annual Return 2021	0.10%
Annual Return 2022	(12.61%)
Annual Return 2023	7.31%